United States Securities and Exchange Commission

Form 13F


Report for the Calendar Year or Quarter Ended:  March 31, 2005
Check here if Amendment [    ]

Institutional Investment Manager Filing This Report:

Name:  Foster & Motley, Inc.
Address:  6725 Miami Road, Suite 200
                Cincinnati, OH  45243


Form 13F File Number:  028-10084

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Wm. Mark Motley
Title:  Principal
Phone:  513-561-6640

Signature, Place, and Date of Signing:

Electronic signature of Wm. Mark Motley,Cincinnati, OH,April 19,2005


Report Type:
[X] 13F Holdings Report

Form 13F Summary Page


Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:   112
Form 13F Information Table Value Total:  $182,718  (thousands)

List of Other Included Managers:  None



			Form 13F Information Table

			Title of		Value	 	Investment			Voting Auth
Name of Issuer		Class	Cusip		(x$1000)	Shares		Discretion	Sole
Abbott Lab		com	002824100	"3,630"		"77,869"	sole		"77,869"
AFLAC Inc.		com	001055102	"2,773"		"74,428"	sole		"74,428"
Alcoa Inc.		com	013817101	"2,129"		"70,057"	sole		"70,057"
Allstate Corp		com	020002101	400		"7,544"		sole		"7,544"
ALLTEL Corp		com	020039103	"2,463"		"44,996"	sole		"44,996"
Altria Grp Inc		com	02209S103	346		"5,287"		sole		"5,287"
American Int'l		com	026874107	"1,605"		"28,958"	sole		"28,958"
Anheuser Busch		com	035229103	"2,561"		"54,038"	sole		"54,038"
Auto Data Processing	com	053015103	201		"4,475"		sole		"4,475"
B C E  Inc.		com	05534B109	470		"19,010"	sole		"19,010"
Bank of America		com	060505104	239		"5,425"		sole		"5,425"
Becton Dicknsn		com	075887109	"2,205"		"37,843"	sole		"37,843"
Blackrk Adv T 2005	com	09247A101	116		"11,260"	sole		"11,260"
Blackrock Ins Muni 2010	com	092474105	147		"13,450"	sole		"13,450"
Blackrk Muni Trgt 2006	com	09247M105	358		"35,100"	sole		"35,100"
Blackrck Insd Muni 2008	com	09247K109	319		"20,265"	sole		"20,265"
Block H&R Inc		com	093671105	233		"4,600"		sole		"4,600"
BP PLC			com	055622104	614		"9,843"		sole		"9,843"
Bristol-Myers Squibb	com	110122108	250		"9,829"		sole		"9,829"
Caterpillar Inc		com	149123101	979		"10,710"	sole		"10,710"
Chter Muni Mtg Accp	shbenint160908109	"1,211"		"56,311"	sole		"56,311"
ChevronTexaco Corp	com	166764100	"3,312"		"56,804"	sole		"56,804"
Cincinnati Financial Cp	com	172062101	533		"12,230"	sole		"12,230"
Cintas Corporation	com	172908105	316		"7,655"		sole		"7,655"
Cisco Systems Inc.	com	17275R102	"1,166"		"65,165"	sole		"65,165"
Citigroup Inc.		com	172967101	"4,668"		"104,061"	sole		"104,061"
ConAgra Foods		com	205887102	212		"7,860"		sole		"7,860"
ConocoPhillips		com	208250104	"3,902"		"36,187"	sole		"36,187"
Deere & Co		com	244199105	"1,263"		"18,913"	sole		"18,913"
Dell Inc.		com	247025109	256		6,675"		sole		"6,675"
Direct Insite Corp	com	25457C207	10		"13,219"	sole		"13,219"
Dollar General Corp	com	256669102	604		"27,566"	sole		"27,566"
Eaton Corp		com	278058102	707		"10,815"	sole		"10,815"
Emerson Electric	com	291011104	217		"3,338"		sole		"3,338"
Exxon Mobil Corporation	com	30231G102	943		"15,898"	sole		"15,898"
Federal Natl Mtg Assn	com	313586109	282		"5,178"		sole		"5,178"
Fifth Third Bancorp	com	316773100	"5,485"		"127,614"	sole		"127,614"
First Data Corporation	com	319963104	"4,153"		"105,645"	sole		"105,645"
Flextronics		ord	Y2573F102	"1,608"		"133,820"	sole		"133,820"
Fortune Brands		com	349631101	328		"4,065"		sole		"4,065"
Fdl Home Ln Mtg Corp	com	313400301	"2,660"		"42,096"	sole		"42,096"
Gallagher Arthur & Co	com	363576109	"1,831"		"63,560"	sole		"63,560"
General Dynamics	com	369550108	"1,793"		"16,745"	sole		"16,745"
General Electric	com	369604103	"5,151"		"142,946"	sole		"142,946"
Harley Davidson Inc	com	412822108	"3,788"		"65,585"	sole		"65,585"
Hewlett Packard Co	com	428236103	344		"15,689"	sole		"15,689"
Home Depot Inc.		com	437076102	"4,113"		"107,552"	sole		"107,552"
Illinois Tool Works	com	452308109	"2,424"		"27,070"	sole		"27,070"
Intel Corp		com	458140100	"2,598"		"111,998"	sole		"111,998"
Intl Business Machines	com	459200101	"3,385"		"37,038"	sole		"37,038"
Intermediate Muni Fund	com	45880P104	548		"60,200"	sole		"60,200"
J P Morgan Chase	com	46625H100	231		"6,750"		sole		"6,750"
Johnson & Johnson	com	478160104	"5,828"		"86,784"	sole		"86,784"
Johnson Ctls Inc	com	478366107	"1,864"		"33,428"	sole		"33,428"
Kimco Realty Corp	com	49446R109	577		"10,705"	sole		"10,705"
Kndr Mgn Engy Ptnrs	UTLTDPTR494550106	340		"7,550"		sole		"7,550"
Kinder Morgan Inc	com	49455P101	"3,213"		"42,450"	sole		"42,450"
Kraft Foods		com	50075N104	396		"11,990"	sole		"11,990"
Latin American Eqity Fd	com	51827Q106	423		"19,775"	sole		"19,775"
Linear Technology	com	535678106	"1,719"		"44,878"	sole		"44,878"
Lowes Companies		com	548661107	591		"10,470"	sole		"10,470"
M A F Bancorp		com	55261R108	271		"6,524"		sole		"6,524"
MBNA Corp		com	55262L900	"2,720"		"110,790"	sole		"110,790"
MS Asia Pac Fd		com	61744U106	135		"10,640"	sole		"10,640"
Mngd High Inc Portfolio	com	56166C105	207		"33,900"	sole		"33,900"
Masco Corp		com	574599106	"1,597"		"46,059"	sole		"46,059"
Maxim Integrated Prods	com	57772K101	604		"14,874"	sole		"14,874"
McCormick & Co.		com vtg	579780107	634		"18,412"	sole		"18,412"
McGraw Hill Companies	com	580645109	"2,959"		"33,961"	sole		"33,961"
Merck & Co		com	589331107	272		"8,389"		sole		"8,389"
Microsoft Corp		com	594918104	"4,331"		"179,302"	sole		"179,302"
MS Emerging Mkts Debt	com	61744H105	"1,995"		"216,642"	sole		"216,642"
MS Emerging Mkts Fd	com	61744G107	"2,505"		"145,690"	sole		"145,690"
Muni Mtg & Eqty LLC	grth shs62624B101	717		"29,450"	sole		"29,450"
National City Corp	com	635405103	300		"8,961"		sole		"8,961"
Nike Inc Cl B		CL B	654106103	903		"10,920"	sole		"10,920"
Nokia Corp 		SponADR 654902204	"1,783"		"115,563"	sole		"115,563"
Norfolk Southern	com	655844108	227		"6,125"		sole		"6,125"
Nucor Corp		com	670346105	"1,870"		"32,490"	sole		"32,490"
Omnicom Group		com	681919106	802		"9,060"		sole		"9,060"
Oracle Corp		com	68389X105	241		"19,278"	sole		"19,278"
Outback Steakhouse	com	689899102	343		"7,500"		sole		"7,500"
PepsiCo Inc.		com	713448108	"2,757"		"52,060"	sole		"52,060"
Pfizer Inc		com	717081103	"4,251"		"162,110"	sole		"162,110"
Pitney Bowes		com	724479100	"1,091"		"24,190"	sole		"24,190"
Procter & Gamble	com	742718109	"3,853"		"72,759"	sole		"72,759"
Qualcomm Inc		com	747525103	"1,649"		"45,131"	sole		"45,131"
Roper Industries 	com	776696106	"2,539"		"38,947"	sole		"38,947"
Royal Dutch Pete Co NY	NY Reg	780257804	"1,264"		"21,214"	sole		"21,214"
Sara Lee Corp		com	803111103	733		"33,060"	sole		"33,060"
Senior High Inc Ptfl	com	81721E107	276		"47,350"	sole		"47,350"
Stryker Corp		com	863667101	364		"8,365"		sole		"8,365"
Sun Trust Banks		com	867914103	248		"3,447"		sole		"3,447"
Sysco Corp		com	871829107	225		"6,273"		sole		"6,273"
T J X Cos Inc		com	872540109	"2,391"		"97,081"	sole		"97,081"
Target Corp		com	87612E106	"3,218"		"64,330"	sole		"64,330"
Technitrol Inc.		com	878555101	"1,669"		111,880"	sole		"111,880"
Telecom New Zealand	Spon ADR879278208	"2,158"		"62,230"	sole		"62,230"
Tmpletn Emg Mkts Fd Inc	com	880191101	326		"19,464"	sole		"19,464"
Tmpletn Em Mkts Inc	com	880192109	"1,564"		"118,578"	sole		"118,578"
Tmpletn Global Inc Fd	com	880198106	147		"16,890"	sole		"16,890"
Thornburg Mortgage	com	885218107	"2,418"		"86,415"	sole		"86,415"
Total Fina S.A. ADS	Spon ADR89151E109	"4,196"		"35,792"	sole		"35,792"
Unilvr NV NY Shs	NYSHSNEW904784709	"2,833"		"41,410"	sole		"41,410"
United Technologies	com	913017109	"3,395"		"33,391"	sole		"33,391"
UnitedHealth Group	com	91324P102	"4,434"		"46,555"	sole		"46,555"
US Bancorp		com new	902973304	"2,328"		"80,785"	sole		"80,785"
Wachovica Corp		com	929903102	343		"6,747"		sole		"6,747"
Wal-Mart Stores Inc.	com	931142103	759		"15,256"	sole		"15,256"
Washington Mutual Inc	com	939322103	"3,622"		"91,688"	sole		"91,688"
Wells Fargo & Co	com	949746101	"4,832"		"80,896"	sole		"80,896"
Wyeth			com	983024100	386		"9,150"		sole		"9,150"